CONVERTIBLE NOTES - Nanyang Convertible Note - Additional Information (Details) - USD ($)	Aug. 13, 2021	Dec. 18, 2020	Dec. 09, 2020	Sep. 30, 2020
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding				$ 170,000
Debt instrument, maturity date		Dec. 18, 2025
Conversion price (in dollars per share)		$ 0.0001
Debt conversion, converted instrument, shares issued		105,000,000,000	872,093,023
Unsecured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 10,500,000
BD1 Exchange Agreement | Nanyang Investment Management
Short Term Debt [Line Items]
Conversion price (in dollars per share)	$ 0.0001
Debt conversion, converted instrument, shares issued	6,000,000,000
Ownership Of Outstanding Stock Percentage	4.99%
BD1 Exchange Agreement | Nanyang Investment Management | Unsecured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 600,000
Debt instrument, maturity date	Dec. 18, 2025